Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Number of Options, Outstanding Beginning Balance	2,900,000
Number of Options, Granted	500,000	2,900,000
Number of Options, Exercised
Number of Options, Forfeited
Number of Options, Outstanding Ending Balance	3,400,000	2,900,000
Number of Options, Options Exercisable, Ending Balance	880,553	733,331
Weighted Average Grant-Date Fair Value, Options Outstanding, Beginning Balance	$ 0.10
Weighted Average Grant-Date Fair Value, Granted	0.55	0.10
Weighted Average Grant-Date Fair Value, Exercised
Weighted Average Grant-Date Fair Value, Forfeited
Weighted Average Grant-Date Fair Value, Options Outstanding, Ending balance	0.17	0.10
Weighted Average Grant-Date Fair Value, Options Exercisable, Ending balance	0.15	0.10
Weighted Average Exercise Price, Options Outstanding, Beginning Balance	0.10
Weighted Average Exercise Price, Granted	0.64	0.10
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Options Outstanding, Ending balance	0.18	0.10
Weighted Average Exercise Price, Options Exercisable, Ending balance	$ 0.21	$ 0.10
Weighted Average Remaining Life (Yrs), Options Outstanding, Beginning Balance	9 years 3 months 19 days	0 years	0 years
Weighted Average Remaining Life (Yrs), Granted	8 years 9 months 18 days	9 years 9 months 18 days	0 years
Weighted Average Remaining Life (Yrs), Options Outstanding, Ending Balance	9 years	9 years 9 months 18 days	0 years
Weighted Average Remaining Life (Yrs), Options Exercisable	8 years 8 months 12 days	9 years 9 months 18 days	0 years